Simpson Thacher & Bartlett LLP

900 G STREET, NW

WASHINGTON, D.C. 20001

TELEPHONE: +1-202-636-5500

Direct Dial Number (202) 636-5506	E-mail Address debra.sutter@stblaw.com

March 25, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Western Asset Global Corporate Defined Opportunity Fund Inc.
Preliminary Proxy Statement on Schedule 14A

Ladies and Gentlemen:

On behalf of Western Asset Global Corporate Defined Opportunity Fund Inc. (the “Fund”), pursuant to paragraph (a) of Rule 20a-1 under the Investment Company Act of 1940, as amended, and Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), please find a Schedule 14A containing a preliminary copy of the notice of meeting, proxy statement and form of proxy in connection with the 2024 Special Meeting of Stockholders of the Fund.

The Fund hereby provides notice pursuant to Rule 14a-6(d) under the Exchange Act that the Fund intends to release the enclosed materials in definitive form to its stockholders on or about April 4, 2024, and we would appreciate any assistance the Staff may be able to provide to facilitate such release prior to that date.

Any questions or communications regarding this filing should be directed to Ryan Brizek (Ryan.Brizek@stblaw.com or (202) 636-5806) or Debra Sutter (Debra.Sutter@stblaw.com or (202) 636-5508).

Very truly yours,

/s/ Ryan P. Brizek, Esq.

Ryan P. Brizek